Note Allowance for loan losses (Average recorded investment and interest income recognized on impaired loans) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 938,083	$ 951,516
Interest Income Recognized	27,035	32,457
Covered loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		3,527
Interest Income Recognized		153
Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	33	606
Interest Income Recognized	6	0
CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	127,508	107,442
Interest Income Recognized	5,275	5,062
CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	150,563	138,651
Interest Income Recognized	5,757	6,936
Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	57,752	121,365
Interest Income Recognized	1,959	4,001
Construction | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,107	6,350
Interest Income Recognized	0	88
Mortgages | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	487,796	455,401
Interest Income Recognized	14,038	16,217
Legacy | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		509
Interest Income Recognized		0
Leasing | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,124	2,710
Interest Income Recognized	0	0
Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	38,168	40,239
Interest Income Recognized	0	0
Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,937	1,660
Interest Income Recognized	0	0
Consumer | Personal | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	67,837	70,473
Interest Income Recognized	0	0
Consumer | Auto | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,575	2,005
Interest Income Recognized	0	0
Consumer | Other | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	683	578
Interest Income Recognized	0	0
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	927,405	943,574
Interest Income Recognized	26,857	32,368
PUERTO RICO | Covered loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		3,527
Interest Income Recognized		153
PUERTO RICO | Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	33	606
Interest Income Recognized	6	0
PUERTO RICO | CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	127,508	107,442
Interest Income Recognized	5,275	5,062
PUERTO RICO | CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	150,563	138,651
Interest Income Recognized	5,757	6,936
PUERTO RICO | Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	57,752	121,315
Interest Income Recognized	1,959	4,001
PUERTO RICO | Construction | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,107	6,350
Interest Income Recognized	0	88
PUERTO RICO | Mortgages | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	479,584	450,122
Interest Income Recognized	13,860	16,128
PUERTO RICO | Legacy | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		0
Interest Income Recognized		0
PUERTO RICO | Leasing | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,124	2,710
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	38,168	40,239
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Personal | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	67,308	70,046
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Auto | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,575	2,005
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Other | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	683	561
Interest Income Recognized	0	0
UNITED STATES
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	10,678	7,942
Interest Income Recognized	178	89
UNITED STATES | Covered loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		0
Interest Income Recognized		0
UNITED STATES | Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	50
Interest Income Recognized	0	0
UNITED STATES | Construction | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Mortgages | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	8,212	5,279
Interest Income Recognized	178	89
UNITED STATES | Legacy | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		509
Interest Income Recognized		0
UNITED STATES | Leasing | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,937	1,660
Interest Income Recognized	0	0
UNITED STATES | Consumer | Personal | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	529	427
Interest Income Recognized	0	0
UNITED STATES | Consumer | Auto | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Consumer | Other | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	17
Interest Income Recognized	$ 0	$ 0